DWS Enhanced Core Equity Fund Annual Fund Operating Expenses - DWS Enhanced Core Equity Fund	Feb. 25, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.80%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.55%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	1.05%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.55%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.55%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.55%